New U.S. GAAP Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Minera Yanacocha SRL and subsidiary [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

28.    New U.S. GAAP Accounting Pronouncements

Accounting for Income Tax

In December 2019, Accounting Standard Update ("ASU") No. 2019-12 was issued to simplify the accounting for income taxes, eliminate certain exceptions within Accounting Standard Codification (“ASC”) 740, Income Taxes, and clarify certain aspects of the current guidance to promote consistency among reporting entities.

The Company adopted this standard as of January 1, 2021. The adoption did not have a material impact on the Consolidated Financial Statements or disclosures.

Effects of Reference Rate Reform

In March 2020, ASU No. 2020-04 was issued which provides optional guidance for a limited period of time to ease the potential burden on accounting for contract modifications caused by reference rate reform. In January 2021, ASU No. 2021-01 was issued which broadened the scope of ASU No. 2020-04 to include certain derivative instruments. The guidance is effective for all entities as of March 12, 2020 through December 31, 2022. The guidance may be adopted over time as reference rate reform activities occur and should be applied on a prospective basis.

The Company does not expect this ASU to have an impact on its accounting or consolidated financial statements.

Sociedad Minera Cerro Verde S.A.A. [Member]
New U.S. GAAP Accounting Pronouncements [Line Items]
New USGAAP Accounting Pronouncements

25.   New U.S. GAAP Accounting Pronouncements

Accounting Standards Update- ASU 2021-01—Reference Rate Reform (Topic 848)

Scope, Effective upon issuance (January 7, 2021) and generally can be applied through December 31, 2022.

Accounting Standards Update- ASU 2021-09 —Leases (Topic 842)

Discount Rate for Lessees That Are Not Public Business Entities. Effective for fiscal years beginning after 15 December, 2021, and interim periods within fiscal years beginning after 15 December, 2022.

Accounting Standards Update- ASU 2021-05 —Leases (Topic 842)

Lessors — Certain Leases with Variable Lease Payments Effective for fiscal years beginning after 15 December, 2021, and interim periods within those fiscal years.

Accounting Standards Update- ASU 2021-04—Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40)

Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). Effective for fiscal years beginning after 15 December, 2021, and interim periods within those fiscal years.